DISPOSAL OF A SUBSIDIARY (Details Narrative)	May 23, 2025 USD ($)	May 23, 2025 HKD ($)	Apr. 30, 2026 USD ($)
Barentsz Asset Management Limited [Member]
Consideration amount	$ 256,410	$ 2,000,000
Consideration receivable and carrying amount of net assets difference amount	$ 34,012
Barentsz Investments Limited [Member]
Consideration amount other receivable			$ 256,410